Goldman Sachs Large Cap Growth Insights Fund Expense Example - Class P Shares [Member] - Goldman Sachs Large Cap Growth Insights Fund - Class P Shares	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 54
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	310
Expense Example, with Redemption, 10 Years	$ 699